Consolidated Statements of Equity - USD ($) $ in Millions	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total Athene Holding Ltd. shareholders' equity	Noncontrolling interest
Beginning Balance at Dec. 31, 2013	$ 2,855	$ 0	$ 1,348	$ 1,343	$ 70	$ 2,761	$ 94
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	478			463		463	15
Other comprehensive income	574				574	574
Issuance of shares, net of expenses	719		719			719
Stock-based compensation	116		116			116
Retirement or repurchase of shares	(78)		(30)	(48)		(78)
Change in equity of noncontrolling interests	(76)						(76)
Ending Balance at Dec. 31, 2014	4,588	0	2,153	1,758	644	4,555	33
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	578			562		562	16
Other comprehensive income	(881)				(881)	(881)
Issuance of shares, net of expenses	1,112		1,112			1,112
Stock-based compensation	17		17			17
Retirement or repurchase of shares	(3)		(1)	(2)		(3)
Change in equity of noncontrolling interests	(48)						(48)
Ending Balance at Dec. 31, 2015	5,363	0	3,281	2,318	(237)	5,362	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	805			805		805	0
Other comprehensive income	604				604	604
Issuance of shares, net of expenses	1		1			1
Stock-based compensation	153		153			153
Retirement or repurchase of shares	(20)		(14)	(6)		(20)
Ending Balance at Dec. 31, 2016	$ 6,906	$ 0	$ 3,421	$ 3,117	$ 367	$ 6,905	$ 1